Information Related to Guaranteed Securities Issued by Subsidiaries - Additional Information (Detail) Boe in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Boe Plant	Dec. 31, 2018 USD ($) Boe	Dec. 31, 2017 USD ($) Boe	Dec. 31, 2016 Boe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
Number of barrels of proved reserves	943.7
Incorporation of proved reserves from extensions and discoveries	25.6	343.6	82.5
Decrease in proved reserves due to sale of minerals in situ Increase in proved reserves due to purchase of minerals in situ Net effect of decrease in our proved reserves Increased proved reserves excluding production Number of oil barrels produced Net increase decrease in proved reserves	367.8
Increase in proved reserves due to purchase of minerals in situ	72.3	9.1	2,017.0
Net effect of decrease in our proved reserves	912.8	358.7	670.1
Number of oil barrels produced	9,590.4	862.6	919.8	314.7
Net increase decrease in proved reserves	473.3	9,606.2	9,751.7	246.7
Number of oil barrels withdrawn from reserves	862.6	233.5
Increased proved reserves excluding production				355.4
Discounted future net cash flow calculating percentage	10.00%
Revenue | $	$ 76,589	$ 84,638	$ 77,884
Cost of sales | $	$ 45,732	$ 52,184	$ 51,198
Description of guarantees given by registrant	Petróleo Brasileiro S.A. - Petrobras fully and unconditionally guarantees the debt securities issued by Petrobras Global Finance B.V. (PGF), a 100-percent-owned finance subsidiary of Petrobras. There are no significant restrictions on the ability of Petrobras to obtain funds from PGF.
Brazil member | Priority Thermoelectric Program [Member]
Disclosure of subsidiaries [line items]
Revenue | $	$ 306
Cost of sales | $	$ 581
Number of plants | Plant	2
Economic Revisions [member]
Disclosure of subsidiaries [line items]
Number of barrels of proved reserves	529.1
Incorporation of proved reserves from extensions and discoveries	94.8
Technical Revisions [member]
Disclosure of subsidiaries [line items]
Number of barrels of proved reserves	266.8	239.9
Water Injection [member]
Disclosure of subsidiaries [line items]
Number of barrels of proved reserves	242.6	258.8
Natural Gas [member] | Consolidated Entities [member]
Disclosure of subsidiaries [line items]
Production capacity related to assets held for sale	34.00%
Natural Gas [member] | Brazil member | Priority Thermoelectric Program [Member]
Disclosure of subsidiaries [line items]
Number of plants | Plant	1
Murphy Exploration and Production Company [member] | Consolidated Entities [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%
Murphy Exploration and Production Company [member] | North America [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	80.00%
Petrobras America Inc [member] | Consolidated Entities [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	20.00%
Petrobras America Inc [member] | North America [member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	20.00%